SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Real Estate Inventory (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amount of impairment recognized	¥ 6,013	¥ 0	¥ 0